Deferred Finance Costs - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Amortization of deferred financing costs	$ 53,000	$ 4,300,000
Accumulated amortization associated with the Construction Loan	12,000	500,000
Net recognition as loss on extinguishment of debt	41,000	3,800,000
Segment, Discontinued Operations
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Net recognition as loss on extinguishment of debt	13,000
Aviv Healthcare Properties Limited Partnership and Subsidiaries
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Amortization of deferred financing costs	53,000	4,300,000
Accumulated amortization associated with the Construction Loan	12,000	500,000
Net recognition as loss on extinguishment of debt	41,000	3,800,000
Aviv Healthcare Properties Limited Partnership and Subsidiaries | Segment, Discontinued Operations
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Net recognition as loss on extinguishment of debt	$ 13,000